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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-17217
                                                                       811-07953


                                EQ ADVISORS TRUST

                    SUPPLEMENT DATED SEPTEMBER 1, 2001 TO THE
                          PROSPECTUS DATED MAY 1, 2001


This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information ("SAI") of EQ Advisors Trust ("Trust") regarding certain Portfolios of the Trust. You may obtain an additional copy of the Prospectus or SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.


             INFORMATION REGARDING THE EQ/AGGRESSIVE STOCK PORTFOLIO

The information provided below updates information regarding the EQ/Aggressive Stock Portfolio and should replace, in its entirety, that located in the section entitled "Who Manages the Portfolio" relating to MFS Investment Management:

     The Portfolio Managers for the portion of assets allocated to MFS are TONI
     Y. SHIMURA, a Senior Vice President of MFS, who has been employed by MFS as a portfolio manager since 1995; DALE A. DUTILE, a Senior Vice President of MFS who has been with MFS since 1994; JOHN LATHROP, a Senior Vice President of MFS, who has been with MFS since 1994; DAVID E. SETTE-DUCATI, a Senior Vice President of MFS, who has been with MFS since 1995; and JOHN W. BALLEN, Chief Investment Officer and President of MFS, who provides general oversight in the management of the Portfolio's assets allocated to MFS.


        INFORMATION REGARDING THE EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO

The information provided below updates information regarding the EQ/Alliance Growth Investors Portfolio and should replace, in its entirety, that located in the last paragraph of the section entitled "Who Manages the Portfolio."

     JOHN BLUNDIN, MARILYN GOLDSTEIN FEDAK, STEVEN PISARKIEWICZ and MATTHEW BLOOM are responsible for the day-to-day management of the Portfolio. Mr. Blundin joined Alliance in 1972 and is an Executive Vice President, Group Leader for the Disciplined Growth Portfolio Product team and Portfolio Manager of Alliance. Ms. Fedak is Chief Investment Officer and Chairman of the U.S. Equity Policy Group at Bernstein Investment Research and Management ("Bernstein"), a unit of Alliance, and has been with Bernstein since 1984. Mr. Pisarkiewicz is a managing director of the Institutional Services Group at Bernstein and has been with Bernstein since 1989. Mr. Bloom is a Senior Vice President of Alliance and has been associated with Alliance since 1989.


           INFORMATION REGARDING THE EQ/ALLIANCE HIGH YIELD PORTFOLIO

The information provided below updates information regarding the EQ/Alliance High Yield Portfolio and should replace, in its entirety, that located in the last paragraph of the section entitled "Who Manages the Portfolio":

     GREGORY DUBE and MICHAEL SNYDER are responsible for the day-to-day management of the Portfolio. Mr. Dube joined Alliance in 1998 and is a Senior Vice President and head of the Global High Yield Group. Prior to joining Alliance, Mr. Dube was a senior member of Lazard Freres' Fixed Income Group for three years and prior

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     thereto, Mr. Dube was a partner of Donaldson, Lufkin and Jenrette for three years. Mr. Snyder joined Alliance in 2001 as a member of the High Yield Portfolio Management team. Prior to joining Alliance, Mr. Snyder was a Managing Director at Donaldson, Lufkin and Jenrette and Bear, Stearns and Co., where he founded and directed the high yield asset management group.


          INFORMATION REGARDING THE EQ/ALLIANCE INTERNATIONAL PORTFOLIO

The information provided below updates information regarding the EQ/Alliance International Portfolio and should replace, in its entirety, that located in the first paragraph of the section entitled "The Investment Strategy" and the last paragraph of the section entitled "Who Manages the Portfolio," respectively.

     The Portfolio will invest primarily in equity securities of issuers in countries that comprise the EAFE index (Europe, Australia and the Far East) and Canada. EAFE countries currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Portfolio's investments will be diversified among many foreign countries but not necessarily in the same proportion that the countries are represented in the EAFE index. The Adviser uses a value-oriented approach to stock selection in that it invests in stocks with low price-to-earnings ratios, low price-to-book ratios and high dividend yields.

     Investment decisions for the Portfolio are made by an Investment Policy Group comprised of employees of the Bernstein Investment Management and Research unit of Alliance. No one person is responsible for making recommendations to the Investment Policy Group. The Investment Policy Group assumed day-to-day management of the Portfolio as of the date of this Supplement and is expected to transition the Portfolio over the next several months (culminating in or about January 2002) to reflect the Adviser's proprietary investment strategies, including, in particular, a value-oriented approach to portfolio management.

In addition, under the heading, "The Principal Risks," "Growth Investing Risk" should be deleted from the list of risks associated with the Portfolio and replaced with "Value Investing Risk."


         INFORMATION REGARDING THE EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO

The information provided below updates information regarding the EQ/AXP Strategy Aggressive Portfolio and should replace, in its entirety, that located in the last paragraph of the section entitled "Who Manages the Portfolio."

     LOUIS GIGLIO is principally responsible for the day-to-day management of the Portfolio. Mr. Giglio, portfolio manager, has been associated with AEFC since January 1994 as a senior equity analyst.


                INFORMATION REGARDING THE EQ/FI MID CAP PORTFOLIO

The information provided below updates information regarding the EQ/FI Mid Cap Portfolio and should replace, in its entirety, that located in the last paragraph of the section entitled "Who Manages the Portfolio."

     PETER SAPERSTONE, is responsible for the day-to-day management of the EQ/FI Mid Cap Portfolio, and is a portfolio manager for various Fidelity equity funds. Mr. Saperstone joined Fidelity in 1995 as a research analyst.


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           INFORMATION REGARDING THE EQ/MFS INVESTORS TRUST PORTFOLIO

The information provided below updates information regarding the EQ/MFS Investors Trust Portfolio and should replace, in its entirety, the third paragraph of the section entitled "The Investment Strategy" and the last paragraph of the section entitled "Who Manages the Portfolio."

     The Portfolio may invest up to, and including, 20% of its net assets in foreign securities, including those in emerging markets and depository receipts, through which it may have exposure to foreign currencies.

     The Portfolio is managed by a Committee comprised of various portfolio managers under the general supervision of John D. Laupheimer, a Senior Vice President of MFS. Mr. Laupheimer has been employed as a portfolio manager by MFS since 1981.


  INFORMATION REGARDING THE EQ/MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO

     On or about September 1, 2001, the name of the Portfolio will be changed to the "EQ/Emerging Markets Equity Portfolio."


       INFORMATION REGARDING THE EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO

The information provided below updates information regarding the EQ/Putnam Growth and Income Value Portfolio and should replace, in its entirety, that located in the last paragraph of the section entitled "Who Manages the Portfolio."

     DAVID L. KING, HUGH MULLIN and CHRISTOPHER G. MILLER are the Portfolio Managers responsible for the day-to-day management of the Portfolio. Mr. King is a Managing Director and Senior Portfolio Manager in the Large Cap Value Equity Group. He joined Putnam in 1983 as a securities analyst. Mr. Mullin is a Managing Director and Senior Portfolio Manager in the Large Cap Value Equity Group. Mr. Mullin joined Putnam in 1986 as an analyst. Mr. Miller is a Senior Vice President and Portfolio Manager in the Large Cap Value Equity Group. He joined Putnam in 1997. Prior to 1997 he was a portfolio manager at Analytic TSA Global Asset Management.


                     INFORMATION REGARDING THE ADMINISTRATOR

The information contained below clarifies information regarding the Administrator and replaces, in its entirety, information contained in the second paragraph of the section entitled "The Administrator."

     Equitable may carry out its responsibilities either directly or through sub-contracting with third party service providers. For these services, the Trust pays Equitable $30,000 for each Portfolio and each allocated portion of a multi-advised Portfolio, and a monthly fee at the annual rate of 0.04 of 1% of the first $3 billion of total Trust average daily net assets, 0.03 of 1% of the next $3 billion; 0.025 of 1% of the next $4 billion; and 0.0225% of the total Trust average daily net assets in excess of $10 billion.



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                                EQ ADVISORS TRUST

                    SUPPLEMENT DATED SEPTEMBER 1, 2001 TO THE
                          PROSPECTUS DATED MAY 1, 2001


     This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information ("SAI") of EQ Advisors Trust ("Trust") regarding certain Portfolios of the Trust. You may obtain an additional copy of the Prospectus or SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.


        INFORMATION REGARDING THE EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO

The information provided below updates information regarding the EQ/Alliance Growth Investors Portfolio and should replace, in its entirety, that located in the last paragraph of the section entitled "Who Manages the Portfolio."

     JOHN BLUNDIN, MARILYN GOLDSTEIN FEDAK, STEVEN PISARKIEWICZ and MATTHEW BLOOM are responsible for the day-to-day management of the Portfolio. Mr. Blundin joined Alliance in 1972 and is an Executive Vice President, Group Leader for the Disciplined Growth Portfolio Product team and Portfolio Manager of Alliance. Ms. Fedak is Chief Investment Officer and Chairman of the U.S. Equity Policy Group at Bernstein Investment Research and Management ("Bernstein"), a unit of Alliance, and has been with Bernstein since 1984. Mr. Pisarkiewicz is a managing director of the Institutional Services Group at Bernstein and has been with Bernstein since 1989. Mr. Bloom is a Senior Vice President of Alliance and has been associated with Alliance since 1989.


                     information regarding the administrator

The information contained below clarifies information regarding the Administrator and replaces, in its entirety, information contained in the second paragraph of the section entitled "The Administrator."

     Equitable may carry out its responsibilities either directly or through sub-contracting with third party service providers. For these services, the Trust pays Equitable $30,000 for each Portfolio and each allocated portion of a multi-advised Portfolio, and a monthly fee at the annual rate of 0.04 of 1% of the first $3 billion of total Trust average daily net assets, 0.03 of 1% of the next $3 billion; 0.025 of 1% of the next $4 billion; and 0.0225% of the total Trust average daily net assets in excess of $10 billion.